Financial liabilities - Lease liabilities (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Lease Liabilities [Line Items]
Expense on lease liabilities			€ 601	€ 428
Depreciation expense, lease			559	362
Interest expense on lease liabilities	€ 11	€ 17	24	36
Expense relating to short-term leases			€ 1	€ 175
Lease facilities
Disclosure Of Lease Liabilities [Line Items]
Lease liability, percentage of total	70.00%		70.00%		70.00%